SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		10 Months Ended
	Aug. 10, 2013	Apr. 30, 2018	Apr. 25, 2018	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 27, 2016	Jun. 07, 2018	Mar. 28, 2018	Jan. 22, 2018	Dec. 31, 2017
Common Stock, Shares Authorized					100,000,000						100,000,000
Exercise of stock options, Shares				500,000	323,373
Exercise of stock options, Value				$ 50,000	$ 10,000	$ 0
Option exercise price							$ 1.00
Stock-based compensation					$ 1,730,811	652,420
Accrued interest									$ 5,833
Member unit				$ 0.10	$ 0.85						$ 0.85
Research and development expense					$ 17,260	83,277
Increase decrease in accounts payable					85,778	38,321
Increase decrease in accrued expenses					$ 55,389	$ (5,028)
Employment Agreements
Option exercise price	$ 0.031
Subsequent Event [Member]
Exercise of stock options, Shares		970,120
Exercise of stock options, Value		$ 30,000
Option exercise price		$ 0.031
Member unit		$ 0.85
Restricted units issued for services rendered, Shares		3,233,733
Restricted units issued for services rendered, Value		$ 2,750,000
WestMountain | Subsequent Event [Member] | Merger Agreement
Common Units issued			63,505,785
Common Units outstanding			63,505,785
Common Stock, Shares Authorized								500,000,000
Post-merger common stock outstanding percent			87.00%
Conversion Ratio			$ 3.233733
Conversion of option to purchase of shares			14,494,213
WestMountain | Subsequent Event [Member] | Six accredited investors | Merger Agreement
Member unit			$ 0.40
Post-merger private placement, Shares			3,100,000
Post-merger private placement, Value			$ 1,240,000
Vendor | Subsequent Event [Member]
Member unit		$ 0.85
Member units issued for settlement, Shares		315,957
Member units issued for settlement, Value		$ 268,694
Research and development expense		153,779
Increase decrease in accounts payable		39,915
Increase decrease in accrued expenses		$ 75,000
Investor | Subsequent Event [Member]
Member unit		$ 0.85
Sale of member units, Shares		32,337
Sale of member units, Value		$ 27,500
Senior secured convertible note | Esousa | Securities purchase agreement
Conversion Ratio										$ 0.87
Original principal amount										$ 260,000